Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 6,930,639	$ 12,728,783
Restricted cash		1,600,000
Trade receivables	5,400,186	4,939,568
Other receivables	817,564
Other current assets	1,743,008	1,275,981
Withholding taxes receivable, net	757,024
Inventories	5,105,770	1,387,549
Amount due from related parties	14,508,873	26,007
Total current assets	35,263,064	21,957,888
Non-current assets:
Restricted cash	1,300,005	1,525,028
Property, plant and equipment	8,066,761	9,897,301
Right-of-use assets	4,171,409	2,364,993
Intangible assets, net	5,793,143	164,316
Goodwill	2,679,445	329,534
Withholding taxes receivable, net	1,934,072	3,531,953
Deferred tax assets, net	1,511,753	1,635,638
Other non-current assets	447,322	345,586
Total non-current assets	25,903,910	19,794,349
Total assets	61,166,974	41,752,237
Current liabilities:
Trade and other payables	2,633,995	1,028,721
Borrowings	3,181,616	16,066,020
Borrowing from a related party	3,148,500
Current portion of operating lease liabilities	1,774,192	2,366,045
Current portion of finance lease liabilities, net	398,136	619,301
Other current liabilities	2,477,369	1,824,635
Amount due to related parties	3,868,691	591,026
Convertible note payables	1,730,267
Total current liabilities	19,212,766	22,495,748
Non-current liabilities:
Borrowings	13,899,818	859,120
Operating lease liabilities	2,340,075
Borrowings from related parties	1,455,649	5,332,803
Finance lease liabilities, net	233,550	666,455
Other non-current liabilities	43,200	54,000
Provision for employee benefits	4,849,614	5,819,132
Total non-current liabilities	22,821,906	12,731,510
Total liabilities	42,034,672	35,227,258
Equity
Ordinary shares – par value $0.12 authorized 7,500,000 shares, issued and outstanding 1,618,977 shares at December 31, 2022; par value $0.12 authorized 7,500,000 shares, issued and outstanding 529,766 shares at December 31, 2021	194,313	63,606
Subscription receivable	(50,000)	(50,000)
Additional paid in capital	46,231,302	15,379,595
Legal reserve	223,500	223,500
Warrants reserve	251,036	251,036
Accumulated deficit	(28,769,014)	(10,204,220)
Accumulated other comprehensive income	1,112,494	821,527
Capital & reserves attributable to equity holders of the Company	19,193,631	6,485,044
Non-controlling interests	(61,329)	39,935
Total equity	19,132,302	6,524,979
Total liabilities and equity	$ 61,166,974	$ 41,752,237